INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 200,846	$ 200,473
Research and development expense	$ 16,584	$ 10,632
Amortisation rate, intangible assets other than goodwill	5.20%	6.10%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	15.50%	19.50%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.00%	11.00%
Brands
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years